Concentrations of Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Swiss francs [Member] | Net Assets, Geographic Area [Member]
Concentrations of Risk [Line Items]
Net assets	$ 741	$ 8